7 Restricted cash (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
RestrictedCashLineItems [Line Items]
Restricted cash	R$ (16,841)	R$ (18,810)
Interbank Certificates Of Deposit [Member]
RestrictedCashLineItems [Line Items]
Percentage of average interest		99.28%
Loan Agreements [Member] | Other Commitments [Member]
RestrictedCashLineItems [Line Items]
Restricted cash	R$ 16,841	R$ 18,810
Loan Agreements [Member] | Other Commitments [Member] | Interbank Certificates Of Deposit [Member]
RestrictedCashLineItems [Line Items]
Percentage of average interest	96.96%	98.22%